Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]	On January 31, 2013, the company declared a fourth quarter 2012 dividend of $0.1725 per share, payable on March 8, 2013, to shareholders of record at the close of business on February 21, 2013.